Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on loans and borrowings(1)	$ 20,420	$ 5,177
Gain on interest rate swap derivatives	(896)	(469)
Accretion of deferred revenue	3,407	1,501
Accretion of mine closures and rehabilitation provisions	2,191	1,077
Interest on lease liabilities	706	413
Other finance expenses	7,395	4,460
Finance expense	33,223	$ 12,159
Capitalized borrowing costs	6,200
Other finance eost, loss on fair value adjustments of accounts Rteceivable	$ 3,300